Unaudited Condensed consolidated interim of Income and of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Profit or loss [abstract]
Research and development expenses	$ 3,387	$ 2,974	[1]	$ 6,594	[1]
Marketing expenses	1,172	1,929	[1],[2]	2,931	[1],[2]
General and administrative expenses	2,220	3,255	[1],[2]	5,946	[1],[2]
Operating loss	6,779	8,158	[1]	15,471	[1]
Financing income	(1,787)	(1,062)	[1],[2]	(4,878)	[1],[2]
Financing expenses	2,048	136	[1],[2]	273	[1],[2]
Total financing (income) expenses	261	(926)	[1],[2]	(4,605)	[1],[2]
Loss from continuing operations	7,040	7,232	[1]	10,866	[1]
Loss from discontinued operation	3,109	1,924	[1]	19,901	[1]
Loss for the period	10,149	9,156	[1]	30,767	[1]
Currency translation differences loss (income) that might be transferred to profit or loss over ILS	465	2,326	[1]	2,131	[1]
Currency translation differences loss (income) that might be transferred to profit or loss over EUR	(2,015)	847	[1]	568	[1]
Total comprehensive loss for the period	$ 8,599	$ 12,329	[1]	$ 33,466	[1]
Loss per ordinary share, no par value (USD)
Basic loss per share (USD)	$ 0.055	$ 0.072	[1]	$ 0.226	[1]
Diluted earnings (loss) per share	0.055	0.072		0.226
Continuing operations basic loss per share (USD)	0.038	0.057	[1]	0.08	[1]
Continuing operations diluted loss per share (USD)	0.038	0.057		0.08
Discontinued operation basic loss per share (USD)	0.017	0.015	[1]	0.146	[1]
Discontinued operation diluted loss per share (USD)	$ 0.017	$ 0.015		$ 0.146
Weighted-average number of shares outstanding - basic (shares)	183,736,888	126,385,924	[1]	135,900,869	[1]
Weighted-average number of shares outstanding - diluted (shares)	183,736,888	126,385,924		135,900,869

[1]	Restated- see Note 3 for details of discontinued operation
[2]	Restated- see Note 3 for discontinued operation